Shareholder Report, Holdings (Details)	May 31, 2025
C000244754 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000244754 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000244754 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000244754 | 78464A649 | SPDR Portfolio Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000244754 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244754 | Fixed Income - Other46436E718
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244754 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000244754 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000244755 | 49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244755 | 446150104 | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244755 | 02209S103 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244755 | 22822V101 | Crown Castle International Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244755 | 345370860 | Ford Motor Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244755 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244755 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | 30040W108 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | 494368103 | Kimberly-Clark Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | 26441C204 | Duke Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244755 | Consumer Staples02209S103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000244755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000244755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000244756 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244756 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244756 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244756 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244756 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244756 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244756 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244756 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244756 | 052769106 | Autodesk, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | 580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244756 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000244756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244756 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000244756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244756 | Communications30303M102
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244757 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244757 | 808524854 | Schwab Intermediate-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244757 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244757 | 46436E460 | iShares iBonds Dec 2031 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244757 | 46436E296 | iShares iBonds Dec 2032 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244757 | 46436E148 | iShares iBonds Dec 2033 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244757 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000244757 | Fixed Income - Other464288661
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244758 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000244758 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000244758 | 78467X109 | SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000244758 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000244758 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244758 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000244758 | Equity
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000244758 | Equities46138G649
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244759 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 46436E866 | iShares iBonds Dec 2025 Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000244759 | 78468R523 | SPDR Bloomberg 3-12 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244759 | 46138G888 | Invesco Short Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244759 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000244759 | Fixed Income - Other46138G888
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244760 | 097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244760 | 31620M106 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244760 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244760 | 369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | 539830109 | Lockheed Martin Corporation, B
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | 294429105 | Equifax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244760 | 49177J102 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244760 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000244760 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000244760 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000244760 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244760 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244760 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244760 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244760 | Technology00724F101
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244761 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000244761 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000244761 | 37954Y483 | Global X Nasdaq 100 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244761 | 81752T528 | Eldridge BBB-B CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244761 | 37954Y475 | Global X S&P 500 Covered Call ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000244761 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000244761 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000244761 | Fixed Income - Other81752T528
Holdings [Line Items]
Percent of Total Investments	100.00%